Earnings per share	12 Months Ended
Mar. 31, 2019
Earnings per share
Earnings per share

22.         Earnings per share

	At March 31,
	2019	2018	2017
Basic earnings per ordinary share (€)	0.7739	1.2151	1.0530
Diluted earnings per ordinary share (€)	0.7665	1.2045	1.0464
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,143.6	1,193.5	1,249.7
Diluted (a)	1,154.6	1,204.0	1,257.5

(a)	Details of share options in issue have been described more fully in Note 15 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.

Diluted earnings per share takes account solely of the potential future exercise of share options granted under the Company’s share option schemes. For fiscal year 2019, the weighted average number of shares in issue of 1,154.6m includes weighted average share options assumed to be converted, and equal to a total of 11.0m shares.  For fiscal year 2018, the weighted average number of shares in issue of 1,204.0m includes weighted average share options assumed to be converted, and equal to a total of 10.5m shares. For fiscal year 2017, the weighted average number of shares in issue of 1,257.5m includes weighted average share options assumed to be converted, and equal to a total of 7.8m shares.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of the share options was based on quoted market prices for the year during which the options were outstanding.